NATURE OF BUSINESS AND ORGANIZATION (Details Narrative) - Roshing International Co [Member]	Mar. 03, 2023 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued for acquisition, shares	1,500,000
Payment to acquire business | $	$ 350,000
Roshing Related Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional stock issued for acquisition, shares	700,000